Segment Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Revenue					$ 464,278	$ 226,208
Cost of goods sold	$ 0	$ 0	$ (2,720)	$ (4,822)	(4,822)	(31,500)
Other Income (Expenses)					(55,524)	(178,503)
Segment income (loss)					(5,808,654)	(6,712,525)
Total assets					8,867,789	3,083,986
Total assets	6,741,366		6,741,366		8,867,789	3,083,986
Cost of goods sold					(4,822)	(31,500)
Operating expense					(6,212,586)	(6,728,730)
R&D [Member]
Revenue			0	900	900	35,241
Cost of goods sold			0	0
Operating expense			(6,356,636)	(1,393,359)
Other Income (Expenses)			0	0		0
Segment income (loss)			(6,356,636)	(1,392,459)	(2,359,665)	(3,631,480)
Total assets	513,646	475,194	513,646	475,194	497,603	187,532
IP Licensing
Revenue			522,000	373,990	457,990	146,800
Cost of goods sold			0	0
Operating expense			(10,924)	(130)
Other Income (Expenses)			0
Segment income (loss)			511,076	373,860	457,650	76,123
Total assets	165,649	124,968	165,649	124,968	164,152	103,336
Corporate
Revenue			0	0	0	0
Cost of goods sold			0	0
Operating expense			(3,343,667)	(2,531,745)
Other Income (Expenses)			(22,066)	(72,017)	(55,524)	(178,503)
Segment income (loss)			(3,365,733)	(2,603,762)	(3,906,081)	(2,887,126)
Total assets	6,005,415	9,354,702	6,005,415	9,354,702	8,142,903	2,729,545
Consolidated [Member]
Revenue			531,923	380,278
Cost of goods sold			(2,720)	(4,822)
Operating expense			(9,721,343)	(3,925,522)
Other Income (Expenses)			(22,066)	(72,017)
Segment income (loss)			(9,214,206)	(3,622,083)
Total assets	6,741,366	10,018,437	6,741,366	10,018,437
B2B [Member]
Revenue			9,923	5,388	5,388	44,167
Cost of goods sold			(2,720)	(4,822)
Operating expense			(10,116)	(288)
Other Income (Expenses)			0	0		0
Segment income (loss)			(2,913)	278	(558)	(270,042)
Total assets	$ 56,656	$ 63,573	$ 56,656	$ 63,573	$ 63,131	$ 65,573